Total
Schwab Municipal Bond ETF
Schwab® Municipal Bond ETF
Investment Objective
The fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of the U.S. AMT-free municipal bond market.
Fund Fees and Expenses
This table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Schwab Municipal Bond ETF Schwab Municipal Bond ETF USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	Schwab Municipal Bond ETF Schwab Municipal Bond ETF
Management fees	0.03%
Other expenses	none
Total annual fund operating expenses	0.03%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Expenses on a $10,000 Investment
Expense Example	1 Year	3 Years	5 Years	10 Years
Schwab Municipal Bond ETF | Schwab Municipal Bond ETF | USD ($)	3	10	17	39

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 47% of the average value of its portfolio.

Principal Investment Strategies
To pursue its goal, the fund generally invests in securities that are included in the ICE AMT-Free Core U.S. National Municipal Index†. The index measures the performance of U.S. dollar denominated investment grade tax-exempt debt publicly issued in the U.S. domestic market by U.S. states and territories as well as their political subdivisions. To be eligible for inclusion in the index, securities must be exempt from federal taxes and must not be subject to alternative minimum tax (AMT). In addition, securities must have at least a one day remaining term to final maturity, a fixed coupon schedule (including zero coupon bonds) and an investment grade rating (based on the middle rating of Moody’s, S&P and Fitch). If rated by all three agencies, two of the three ratings must be Baa3/BBB- or higher; if rated by two agencies, the lowest rating must be Baa3/BBB- or higher; and if rated by a single agency the security must be rated Baa3/BBB- or higher. Securities must have at least $25 million currently outstanding face value and must be part of a deal with an original offering size of at least $100 million. The index excludes certain types of securities, including, among others, step coupon securities, taxable municipal securities, floating rate notes and variable rate demand obligations or notes and private placements. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month. As of December 31, 2023, there were approximately 13,846 securities in the index.
It is the fund’s policy that under normal circumstances it will invest at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in municipal securities the interest from which is exempt from federal income tax, including the federal alternative minimum tax. This policy may be changed only by vote of a majority of the fund’s outstanding voting shares.
Under normal circumstances, the fund may invest up to 20% of its net assets in securities not included in its index. The principal types of these investments include those that the investment adviser believes will help the fund track the index, such as investments in (a) securities that are not represented in the index but the investment adviser anticipates will be added to the index; (b) high-quality liquid investments, such as securities issued by the U.S. government, its agencies or instrumentalities, including obligations that are not guaranteed by the U.S. Treasury, and obligations that are issued by private issuers; (c) other investment companies; and (d) derivatives, principally futures contracts. The fund may use futures contracts and other derivatives primarily to help manage interest rate exposure. The fund may also invest in cash and cash equivalents,
†
“ICE®” is a registered trademark of ICE Data Indices, LLC or its affiliates. This trademark has been licensed, along with the ICE AMT-Free Core U.S. National Municipal Index (“Index”) for use by Charles Schwab Investment Management, Inc., dba Schwab Asset Management, in connection with the Schwab Municipal Bond ETF. The Schwab Municipal Bond ETF is not sponsored, endorsed, sold or promoted by ICE Data Indices, LLC, its affiliates or its Third Party Suppliers (“ICE Data and its Suppliers”). ICE Data and its Suppliers make no representations or warranties regarding the advisability of investing in the Schwab Municipal Bond ETF.

including money market funds, and lend its securities to minimize the difference in performance that naturally exists between an index fund and its corresponding index.
Because it may not be possible or practical to purchase all of the securities in the index, the investment adviser will seek to track the total return of the index by using sampling techniques. Sampling techniques involve investing in a limited number of index securities that, when taken together, are expected to perform similarly to the index as a whole. These techniques are based on a variety of factors, including interest rate and yield curve risk, maturity exposures, industry, sector and issuer weights, credit quality, and other risk factors and characteristics. The fund generally expects that its portfolio will hold less than the total number of securities in the index, but reserves the right to hold as many securities as it believes necessary to achieve the fund’s investment objective. The fund may sell securities that are represented in the index in anticipation of their removal from the index.
The fund may invest in fixed-rate securities from municipal issuers around the country and in U.S. territories and possessions. These may include general obligation issues, which typically are backed by the issuer’s ability to levy taxes, and revenue issues, which typically are backed by a stream of revenue from a given source, such as an electric utility or a public water system. The fund may invest more than 25% of its total assets in municipal securities financing similar projects, such as those relating to education, health care, transportation and utilities, and may also invest in municipal notes. The fund’s securities may carry credit enhancements (such as bond insurance) or liquidity enhancements (such as a letter of credit), which are designed to provide incremental levels of creditworthiness or liquidity.
The fund will concentrate its investments (i.e., hold more than 25% of its total assets) in a particular industry, group of industries or sector to approximately the same extent that its index is so concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry. Similarly, tax-exempt obligations of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.
A number of factors may affect the fund’s ability to achieve a high correlation with its index, including the degree to which the fund uses a sampling technique (or otherwise gives a different weighting to a security than the index does). The correlation between the performance of the fund and its index may also diverge due to transaction costs, asset valuations, timing variances, and differences between the fund’s portfolio and the index resulting from legal restrictions (such as diversification requirements) that apply to the fund but not to the index.

Principal Risks
Performance
The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of one or more indices. The Bloomberg Municipal Bond Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the ICE AMT-Free Core U.S. National Municipal Index. The fund does not seek to track the regulatory index. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see
www.schwabassetmanagement.com/schwabetfs_prospectus.

Annual Total Returns (%) as of 12/31

Best Quarter: 7.25% Q4 2023 Worst Quarter: (3.65%) Q3 2023
Average Annual Total Returns as of 12/31/23
Average Annual Returns - Schwab Municipal Bond ETF	Label	1 Year		Since Inception		Inception Date
Schwab Municipal Bond ETF	Before taxes	5.87%		7.28%		Oct. 12, 2022
After Taxes on Distributions | Schwab Municipal Bond ETF	After taxes on distributions	5.87%		7.28%		Oct. 12, 2022
After Taxes on Distributions and Sale of Fund Shares | Schwab Municipal Bond ETF	After taxes on distributions and sale of shares	4.79%		6.30%		Oct. 12, 2022
Bloomberg Municipal Bond Index	Bloomberg Municipal Bond Index	6.40%	[1]	7.94%	[1]	Oct. 12, 2022	[1]
ICE AMT-Free Core U.S. National Municipal Index	ICE AMT-Free Core U.S. National Municipal Index	6.20%		7.28%		Oct. 12, 2022
[1]	In anticipation of new regulatory requirements, the fund’s regulatory index has changed from the ICE AMT-Free Core U.S. National Municipal Index to the Bloomberg Municipal Bond Index.

The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.